Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Net operating loss carryforwards	$ 23,135	$ 11,046	$ 7,370
Depreciation	411	374	171
Accrued expenses	182	48
Non-cash share-based compensation	903	295	18
Other	25
Total deferred tax assets	24,656	11,763	7,559
Valuation allowance	(24,450)	(11,715)	$ (7,559)	$ (4,305)
Net deferred tax assets	$ 206	$ 48